Contingent consideration - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2021 AUD ($) Milestone	Jun. 30, 2021 EUR (€) Milestone	Jun. 30, 2020	Jun. 30, 2017
Disclosure of contingent liabilities [line items]
Milestone payment payable | $	$ 1,394,000
Milestone payments not booked	$ 475,474,684	€ 300,500,000
Milestone payment discount rate	15.00%	15.00%	35.00%
Glioblast Pty Ltd [member]
Disclosure of contingent liabilities [line items]
Percentage of equity interests acquired				100.00%
Number of contingent milestone payments | Milestone	4	4
Genentech agreement [member]
Disclosure of contingent liabilities [line items]
Number of contingent milestone payments | Milestone	1	1
Milestone Two [member]
Disclosure of contingent liabilities [line items]
Contingent consideration | $	$ 1,250,000